Document and Entity Information	12 Months Ended
Apr. 30, 2012
Risk/Return:
Document Type	Other
Document Period End Date	Dec 31, 2011
Registrant Name	THRIVENT SERIES FUND INC
Central Index Key	0000790166
Amendment Flag	false
Document Creation Date	Apr 30, 2012
Document Effective Date	Apr 30, 2012
Prospectus Date	Apr 30, 2012

Thrivent Diversified Income Plus Portfolio
Thrivent Diversified Income Plus Portfolio
Investment Objective
Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Fees And Expenses
This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
SHAREHOLDER FEES (fees paid directly from your investment)
Shareholder Fees -	Thrivent Diversified Income Plus Portfolio
Maximum Sales Charge (Load)
Maximum Deferred Sales Charge (Load)

ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses -	Thrivent Diversified Income Plus Portfolio
Management Fees	0.40%
Other Expenses	0.15%
Acquired (Underlying) Portfolio Fees and Expenses	0.12%
Total Annual Portfolio Operating Expenses	0.67%

EXAMPLE
This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Expense Example - (USD $)	1 Year	3 Years	5 Years	10 Years
Thrivent Diversified Income Plus Portfolio	68	214	373	835

Portfolio Turnover
The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 127% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Principal Strategies
Under normal circumstances, the Portfolio invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.
Principal Risks

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Volatility And Performance
The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.

On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the High Yield Bond Portfolio, which commenced operations on March 2, 1998. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

Effective June 30, 2006, based on approval of the Portfolio’s Board of Directors and Portfolio shareholders, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in high-yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Portfolio’s name changed from Thrivent High Yield Portfolio II to Thrivent Diversified Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Portfolio.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Effective April 1, 2012, the Portfolio’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Capital Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays Capital U.S. Corporate High Yield Bond

Index (the “Barclays High Yield”) and the Barclays Capital U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Portfolio’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Portfolio (unless the Adviser changes back to these indices).
YEAR-BY-YEAR TOTAL RETURN Annual Return (%)

Best Quarter:	Q2 '09	+15.49%
Worst Quarter:	Q4 '08	-16.46%

AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
Average Annual Total Returns -	1 Year	5 Years	10 Years
Thrivent Diversified Income Plus Portfolio	2.31%	3.69%	6.79%
Thrivent Diversified Income Plus Portfolio S&P 500 Dividend Aristocrats Index	8.33%	4.59%	7.10%
Thrivent Diversified Income Plus Portfolio Barclays Capital U.S. Aggregate Bond Index	7.84%	6.50%	5.78%
Thrivent Diversified Income Plus Portfolio S&P 500 Index	2.11%	(0.25%)	2.92%
Thrivent Diversified Income Plus Portfolio Barclays Capital U.S. Corporate High Yield Bond Index	4.98%	7.54%	8.85%
Thrivent Diversified Income Plus Portfolio Barclays Capital U.S. Corporate Investment Grade Index	8.15%	6.82%	6.36%

Label	Element	12 Months Ended
		Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Thrivent Diversified Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	Thrivent Diversified Income Plus Portfolio
Objective [Heading]	rr_ObjectiveHeading	Investment Objective
Objective, Primary [Text Block]	rr_ObjectivePrimaryTextBlock	Thrivent Diversified Income Plus Portfolio seeks to maximize income while maintaining prospects for capital appreciation.
Expense [Heading]	rr_ExpenseHeading	Fees And Expenses
Expense Narrative [Text Block]	rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Portfolio. If you own a variable annuity contract or a variable life insurance contract, you will have additional expenses, including mortality and expense risk charges. Please refer to the prospectus for your variable contract for additional information about charges for those contracts.
Shareholder Fees Caption [Text]	rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]	rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES AS A PERCENTAGE OF AVERAGE NET ASSETS (expenses that you pay each year as a percentage of the value of your investment)
Portfolio Turnover [Heading]	rr_PortfolioTurnoverHeading	Portfolio Turnover
Portfolio Turnover [Text Block]	rr_PortfolioTurnoverTextBlock	The Portfolio pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Portfolio shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Portfolio’s performance. During the most recent fiscal year, the Portfolio’s portfolio turnover rate was 127% of the average value of its portfolio. To the extent that the Portfolio invests in other underlying mutual funds, the Portfolio’s portfolio turnover rate would not reflect the portfolio turnover rate of the underlying mutual funds.
Portfolio Turnover, Rate	rr_PortfolioTurnoverRate	127.00%
Expense Example [Heading]	rr_ExpenseExampleHeading	EXAMPLE
Expense Example Narrative [Text Block]	rr_ExpenseExampleNarrativeTextBlock	This example is intended to help you compare the cost of investing in the Portfolio with the cost of investing in other mutual funds. The Portfolio is an investment option for variable contracts, and the example does not include charges imposed by variable contracts. If variable contract charges were imposed your expenses would be higher than those shown. The example assumes that you invest $10,000 in the Portfolio for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year, and that the Portfolio’s operating expenses remain the same. Although your actual cost may be higher or lower, based on the foregoing assumptions your cost would be:
Strategy [Heading]	rr_StrategyHeading	Principal Strategies
Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock	Under normal circumstances, the Portfolio invests in a diversified portfolio of income-producing debt and equity securities. The debt securities in which the Portfolio invests may be of any maturity or credit quality, including high yield, high risk bonds, notes, debentures and other debt obligations commonly known as “junk bonds.” At the time of purchase, these high-yield securities are rated within or below the “BB” major rating category by S&P or the “Ba” major rating category by Moody’s or are unrated but considered to be of comparable quality by the adviser. The Fund may also invest in mortgage-backed securities (including commercially backed ones) and asset-backed securities.

		The Adviser uses fundamental, quantitative and technical investment research techniques to determine what to buy and sell.
Risk [Heading]	rr_RiskHeading	Principal Risks
Risk Narrative [Text Block]	rr_RiskNarrativeTextBlock

The Portfolio is subject to the following principal investment risks. Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio. The Portfolio cannot be certain that it will achieve its investment objective.

Market Risk. Over time, securities markets generally tend to move in cycles with periods when security prices rise and periods when security prices decline. The value of the Portfolio’s investments may move with these cycles and, in some instances, increase or decrease more than the applicable market(s) as measured by the Portfolio’s benchmark index(es). The securities markets may also decline because of factors that affect a particular industry.

Credit Risk. Credit risk is the risk that an issuer of a bond to which the Portfolio’s portfolio is exposed, may no longer be able to pay its debt. As a result of such an event, the bond may decline in price and affect the value of the Portfolio.

High Yield Risk. High yield securities, to which the Portfolio’s portfolio is exposed, are considered predominantly speculative with respect to the issuer’s continuing ability to make principal and interest payments. If the issuer of the security is in default with respect to interest or principal payments, the value of the Portfolio may be negatively affected.

Issuer Risk. Issuer risk is the possibility that factors specific to a company, to which the Portfolio’s portfolio is exposed, will affect the market prices of the company’s securities and therefore the value of the Portfolio. Some factors affecting the performance of a company include demand for the company’s products or services, the quality of management of the company and brand recognition and loyalty. Common stock of a company is subordinate to other securities issued by the company. If a company becomes insolvent, interests of investors owning common stock will be subordinated to the interests of other investors in, and general creditors of, the company.

Volatility Risk. Volatility risk is the risk that certain types of securities shift in and out of favor depending on market and economic conditions as well as investor sentiment. The price of the Portfolio’s shares may be affected by weak equity markets when issuers of high-yield, high-risk bonds generally find it difficult to improve their financial condition by replacing debt with equity. Bonds may also exhibit price fluctuations due to changes in interest rate or bond yield levels. As a result, the value of the Portfolio’s shares may fluctuate significantly in the short term.

Interest Rate Risk. Interest rate risk is the risk that bond prices decline in value when interest rates rise for bonds that pay a fixed rate of interest. Bonds with longer durations and maturities tend to be more sensitive to changes in interest rates than bonds with shorter durations or maturities.

Liquidity Risk. Liquidity risk is the ability to sell a security relatively quickly for a price that most closely reflects the actual value of the security. Certain securities (i.e., small-cap stocks and foreign securities) often have a less liquid resale market. As a result, the Portfolio may have difficulty selling or disposing of securities quickly in certain markets or may only be able to sell the holdings at prices substantially less than what the Portfolio believes they are worth.

Mortgage-Related and Other Asset-Backed Securities Risk. The value of mortgage-related and asset-backed securities will be influenced by the factors affecting the housing market and the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid.

Investment Adviser Risk. The Portfolio is actively managed and the success of its investment strategy depends significantly on the skills of the adviser(s) in assessing the potential of the investments in which the Portfolio invests. This assessment of investments may prove incorrect, resulting in losses or poor performance, even in rising markets.

Risk Lose Money [Text]	rr_RiskLoseMoney	Shares of the Portfolio will rise and fall in value and there is a risk that you could lose money by investing in the Portfolio.
Bar Chart and Performance Table [Heading]	rr_BarChartAndPerformanceTableHeading	Volatility And Performance
Performance Narrative [Text Block]	rr_PerformanceNarrativeTextBlock	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.

On April 30, 2004, the Portfolio became the successor by merger to the High Yield Bond Portfolio of AAL Variable Product Series Fund, Inc. Prior to the merger, the Portfolio had no assets or liabilities. The performance presented for the period prior to the merger is for the High Yield Bond Portfolio, which commenced operations on March 2, 1998. Call 800-THRIVENT or visit Thrivent.com for performance results current to the most recent month-end.

Effective June 30, 2006, based on approval of the Portfolio’s Board of Directors and Portfolio shareholders, the Portfolio’s investment objective and principal strategies were changed, which had the effect of converting the Portfolio from one which invested at least 80% of its assets in high-yield securities to one which invests in a diversified portfolio of income-producing securities. At the same time, the Portfolio’s name changed from Thrivent High Yield Portfolio II to Thrivent Diversified Income Plus Portfolio. As a result, performance information presented below with respect to periods prior to June 30, 2006, reflects the performance of an investment portfolio that was materially different from the investment portfolio of Thrivent Diversified Income Plus Portfolio.

The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.

How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.

Effective April 1, 2012, the Portfolio’s benchmark indices changed from the S&P Dividend Aristocrats Index (the “S&P Aristocrats”) and the Barclays Capital Aggregate Bond Index (the “Barclays Aggregate”) to the S&P 500 Index (the “S&P 500”), the Barclays Capital U.S. Corporate High Yield Bond

Index (the “Barclays High Yield”) and the Barclays Capital U.S. Corporate Investment Grade Index (the “Barclays Corporate”). The S&P Aristocrats measures the performance of large-cap companies within the S&P 500 index that have followed a managed-dividends policy of consistently increasing dividends every year for at least 25 years. This index also has both capital growth and dividend income characteristics. The Barclays Aggregate measures the performance of U.S. investment grade bonds. Meanwhile, the S&P 500 measures the performance of 500 widely held, publicly traded stock. The Barclays High Yield measures the performance of fixed-rate non-investment grade bonds. The Barclays Corporate measures the performance of investment grade corporate bonds.

		The Adviser believes that the S&P 500, the Barclays High Yield and the Barclays Corporate are more appropriate benchmark indices for the Portfolio in light of the evolving asset mix of the Portfolio’s investment portfolio. Thus, the S&P 500 Dividend Aristocrats Index and the Barclays Capital Aggregate Bond Index will not be shown in future prospectuses of the Portfolio (unless the Adviser changes back to these indices).
Performance Information Illustrates Variability of Returns [Text]	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart and table provide an indication of the risks of investing in the Portfolio by showing changes in the Portfolio’s performance from year to year and by showing how the Portfolio’s average annual returns for one-, five- and ten-year periods compared to broad-based securities market indices.
Performance Availability Phone [Text]	rr_PerformanceAvailabilityPhone	800-THRIVENT
Performance Availability Website Address [Text]	rr_PerformanceAvailabilityWebSiteAddress	Thrivent.com
Performance Past Does Not Indicate Future [Text]	rr_PerformancePastDoesNotIndicateFuture	How a Portfolio has performed in the past is not necessarily an indication of how it will perform in the future.
Bar Chart [Heading]	rr_BarChartHeading	YEAR-BY-YEAR TOTAL RETURN Annual Return (%)
Bar Chart Does Not Reflect Sales Loads [Text]	rr_BarChartDoesNotReflectSalesLoads	The bar chart and table include the effects of Portfolio expenses, but not charges or deductions against your variable contract, and assume that you sold your investment at the end of the period. Because shares of the Portfolio are offered through variable life insurance and variable annuity contracts, you should carefully review the variable contract prospectus for information on applicable charges and expenses. If the charges and deductions against your variable contract were included, returns would be lower than those shown.
Bar Chart Closing [Text Block]	rr_BarChartClosingTextBlock

Best Quarter:	Q2 '09	+15.49%
Worst Quarter:	Q4 '08	-16.46%

Performance Table Heading	rr_PerformanceTableHeading	AVERAGE ANNUAL TOTAL RETURNS (PERIODS ENDING DECEMBER 31, 2011)
Thrivent Diversified Income Plus Portfolio | Thrivent Diversified Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
Maximum Sales Charge (Load)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice
Maximum Deferred Sales Charge (Load)	rr_MaximumDeferredSalesChargeOverOfferingPrice
Management Fees	rr_ManagementFeesOverAssets	0.40%
Other Expenses	rr_OtherExpensesOverAssets	0.15%
Acquired (Underlying) Portfolio Fees and Expenses	rr_AcquiredFundFeesAndExpensesOverAssets	0.12%
Total Annual Portfolio Operating Expenses	rr_ExpensesOverAssets	0.67%
1 Year	rr_ExpenseExampleYear01	68
3 Years	rr_ExpenseExampleYear03	214
5 Years	rr_ExpenseExampleYear05	373
10 Years	rr_ExpenseExampleYear10	835
2002	rr_AnnualReturn2002	0.40%
2003	rr_AnnualReturn2003	25.41%
2004	rr_AnnualReturn2004	8.02%
2005	rr_AnnualReturn2005	3.62%
2006	rr_AnnualReturn2006	14.19%
2007	rr_AnnualReturn2007	(0.99%)
2008	rr_AnnualReturn2008	(23.30%)
2009	rr_AnnualReturn2009	33.06%
2010	rr_AnnualReturn2010	15.85%
2011	rr_AnnualReturn2011	2.31%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Best Quarter:
Highest Quarterly Return, Date	rr_BarChartHighestQuarterlyReturnDate	Jun 30, 2009
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	15.49%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Worst Quarter:
Lowest Quarterly Return, Date	rr_BarChartLowestQuarterlyReturnDate	Dec 31, 2008
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	(16.46%)
1 Year	rr_AverageAnnualReturnYear01	2.31%
5 Years	rr_AverageAnnualReturnYear05	3.69%
10 Years	rr_AverageAnnualReturnYear10	6.79%
Thrivent Diversified Income Plus Portfolio | S&P 500 Dividend Aristocrats Index | Thrivent Diversified Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.33%
5 Years	rr_AverageAnnualReturnYear05	4.59%
10 Years	rr_AverageAnnualReturnYear10	7.10%
Thrivent Diversified Income Plus Portfolio | Barclays Capital U.S. Aggregate Bond Index | Thrivent Diversified Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	7.84%
5 Years	rr_AverageAnnualReturnYear05	6.50%
10 Years	rr_AverageAnnualReturnYear10	5.78%
Thrivent Diversified Income Plus Portfolio | S&P 500 Index | Thrivent Diversified Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	2.11%
5 Years	rr_AverageAnnualReturnYear05	(0.25%)
10 Years	rr_AverageAnnualReturnYear10	2.92%
Thrivent Diversified Income Plus Portfolio | Barclays Capital U.S. Corporate High Yield Bond Index | Thrivent Diversified Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	4.98%
5 Years	rr_AverageAnnualReturnYear05	7.54%
10 Years	rr_AverageAnnualReturnYear10	8.85%
Thrivent Diversified Income Plus Portfolio | Barclays Capital U.S. Corporate Investment Grade Index | Thrivent Diversified Income Plus Portfolio
Risk/Return:	rr_RiskReturnAbstract
1 Year	rr_AverageAnnualReturnYear01	8.15%
5 Years	rr_AverageAnnualReturnYear05	6.82%
10 Years	rr_AverageAnnualReturnYear10	6.36%

Label	Element	12 Months Ended
Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	THRIVENT SERIES FUND INC
Prospectus Date	rr_ProspectusDate	Apr 30, 2012
Document Creation Date	dei_DocumentCreationDate	Apr 30, 2012